1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Stock Based Compensation	$ 2,186,309	$ 202,844
Weighted average number of common shares outstanding – basic and diluted	7,764,237	7,393,695
Basic and diluted loss per common share	$ (.94)	$ (0.66)
Vesting of Stock Options
Stock Based Compensation	$ 2,186,309	$ 202,844
Share-based Compensation [Member]
Basic and diluted loss per common share	$ (.28)	$ (.03)